UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 63.7%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
4,550	Lear Corp.	$115,343

Hotels, Restaurants & Leisure - 0.5%
4,900	McDonald’s Corp.	171,549

Internet & Catalog Retail - 1.3%
4,000	Amazon.com Inc.*	179,280
6,705	Expedia Inc.*	174,464
5,455	IAC/InterActiveCorp.*	158,304

	Total Internet & Catalog Retail	512,048

Leisure Equipment & Products - 0.5%
9,520	Hasbro Inc.	201,824

Media - 7.4%
8,300	Cablevision Systems Corp., New York Group, Class A Shares*	204,180
3,950	Clear Channel Communications Inc.	115,617
13,320	Comcast Corp., Special Class A Shares*	369,230
2,642	Discovery Holding Co., Class A Shares*	40,053
21,150	Interpublic Group of Cos. Inc.*	213,615
200	Liberty Global Inc., Series A Shares*	4,280
200	Liberty Global Inc., Series C Shares*	4,044
38,370	Liberty Media Corp., Class A Shares*	320,773
17,695	News Corp., Class B Shares	292,675
11,400	Pearson PLC, Sponsored ADR	148,200
30,680	Time Warner Inc.	537,820
21,490	Walt Disney Co.	543,912

	Total Media	2,794,399

Specialty Retail - 2.0%
4,150	Bed Bath & Beyond Inc.*	155,252
8,670	Charming Shoppes Inc.*	105,427
12,130	Home Depot Inc.	491,871

	Total Specialty Retail	752,550

	TOTAL CONSUMER DISCRETIONARY	4,547,713

CONSUMER STAPLES - 5.3%
Beverages - 1.6%
7,350	Coca-Cola Co.	304,143
1,000	Molson Coors Brewing Co., Class B Shares	62,500
3,845	PepsiCo Inc.	219,857

	Total Beverages	586,500

Food & Staples Retailing - 1.0%
6,020	Safeway Inc.	141,109
5,100	Wal-Mart Stores Inc.	235,161

	Total Food & Staples Retailing	376,270

Food Products - 1.7%
5,650	Kraft Foods Inc., Class A Shares	166,336
6,550	Unilever PLC, Sponsored ADR	276,213
3,350	Wm. Wrigley Jr. Co.	214,266

	Total Food Products	656,815

Household Products - 1.0%
6,412	Procter & Gamble Co.	379,783

	TOTAL CONSUMER STAPLES	1,999,368

ENERGY - 5.0%
Energy Equipment & Services - 1.7%
2,200	Baker Hughes Inc.	170,368
2,600	GlobalSantaFe Corp.	158,730

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Energy Equipment & Services (continued)
760	Grant Prideco Inc.*	$38,069
6,140	Weatherford International Ltd.*	274,949

	Total Energy Equipment & Services	642,116

Oil, Gas & Consumable Fuels - 3.3%
3,725	Anadarko Petroleum Corp.	401,629
2,785	BP PLC, Sponsored ADR	201,383
850	Chevron Corp.	50,473
3,850	Exxon Mobil Corp.	241,588
2,960	Murphy Oil Corp.	168,720
7,890	Williams Cos. Inc.	188,098

	Total Oil, Gas & Consumable Fuels	1,251,891

	TOTAL ENERGY	1,894,007

FINANCIALS - 8.7%
Capital Markets - 3.0%
850	Ameriprise Financial Inc.	34,586
1,000	Goldman Sachs Group Inc.	141,250
2,675	Lehman Brothers Holdings Inc.	375,704
7,660	Merrill Lynch & Co. Inc.	575,036
350	State Street Corp.	21,161

	Total Capital Markets	1,147,737

Commercial Banks - 0.7%
5,856	Bank of America Corp.	259,012

Consumer Finance - 0.7%
4,950	American Express Co.	259,628

Diversified Financial Services - 0.7%
6,820	JPMorgan Chase & Co.	271,095

Insurance - 2.2%
1,720	Ambac Financial Group Inc.	132,113
7,120	American International Group Inc.	466,075
2,570	Chubb Corp.	242,480

	Total Insurance	840,668

Thrifts & Mortgage Finance - 1.4%
3,880	MGIC Investment Corp.	256,119
6,200	PMI Group Inc.	268,026

	Total Thrifts & Mortgage Finance	524,145

	TOTAL FINANCIALS	3,302,285

HEALTH CARE - 12.8%
Biotechnology - 5.3%
6,360	Amgen Inc.*	463,580
12,370	Biogen Idec Inc.*	553,558
6,180	Chiron Corp.*	281,808
2,395	Genentech Inc.*	205,778
2,110	Genzyme Corp.*	149,683
5,200	ImClone Systems Inc.*	187,356
15,320	Millennium Pharmaceuticals Inc.*	158,409

	Total Biotechnology	2,000,172

Health Care Providers & Services - 1.0%
6,340	UnitedHealth Group Inc.	376,723

Pharmaceuticals - 6.5%
6,560	Abbott Laboratories	283,064
2,500	Eli Lilly & Co.	141,550
6,820	Forest Laboratories Inc.*	315,629
4,140	GlaxoSmithKline PLC, Sponsored ADR	212,134
9,205	Johnson & Johnson	529,656
2,450	Novartis AG, Sponsored ADR	135,142

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Pharmaceuticals (continued)
22,800	Pfizer Inc.	$585,504
5,980	Wyeth	276,575

	Total Pharmaceuticals	2,479,254

	TOTAL HEALTH CARE	4,856,149

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.2%
1,900	Boeing Co.	129,789
6,460	Honeywell International Inc.	248,193
2,760	L-3 Communications Holdings Inc.	223,615
6,020	Raytheon Co.	246,640

	Total Aerospace & Defense	848,237

Airlines - 0.5%
11,760	Southwest Airlines Co.	193,570

Electrical Equipment - 0.7%
3,450	Emerson Electric Co.	267,202

Industrial Conglomerates - 1.7%
8,940	General Electric Co.	292,785
13,000	Tyco International Ltd.	338,650

	Total Industrial Conglomerates	631,435

Machinery - 0.9%
2,320	Caterpillar Inc.	157,528
5,650	Pall Corp.	162,720

	Total Machinery	320,248

	TOTAL INDUSTRIALS	2,260,692

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.8%
32,270	Cisco Systems Inc.*	599,254
18,500	Lucent Technologies Inc.*	48,840
1,290	Motorola Inc.	29,296

	Total Communications Equipment	677,390

Computers & Peripherals - 1.7%
7,600	Dell Inc.*	222,756
1,600	International Business Machines Corp.	130,080
4,050	Maxtor Corp.*	37,260
3,920	SanDisk Corp.*	264,051

	Total Computers & Peripherals	654,147

Electronic Equipment & Instruments - 0.4%
3,870	Agilent Technologies Inc.*	131,232

Internet Software & Services - 0.4%
4,300	Yahoo! Inc.*	147,662

Semiconductors & Semiconductor Equipment - 3.9%
5,500	Applied Materials Inc.	104,775
3,795	Cree Inc.*	99,163
11,830	Intel Corp.	251,624
14,240	Micron Technology Inc.*	209,043
2,700	Novellus Systems Inc.*	76,545
17,156	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	185,285
19,420	Texas Instruments Inc.	567,647

	Total Semiconductors & Semiconductor Equipment	1,494,082

Software - 2.5%
4,360	Advent Software Inc.*	114,494
2,650	Autodesk Inc.	107,563
2,900	Electronic Arts Inc.*	158,282

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Software (continued)
19,850	Microsoft Corp.	$558,777

	Total Software	939,116

	TOTAL INFORMATION TECHNOLOGY	4,043,629

MATERIALS - 2.2%
Chemicals - 0.7%
2,250	Dow Chemical Co.	95,175
3,900	E.I. du Pont de Nemours & Co.	152,685

	Total Chemicals	247,860

Containers & Packaging - 0.1%
3,440	Smurfit-Stone Container Corp.*	43,998

Metals & Mining - 0.7%
8,330	Alcoa Inc.	262,395

Paper & Forest Products - 0.7%
3,885	Weyerhaeuser Co.	271,017

	TOTAL MATERIALS	825,270

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
5,905	Verizon Communications Inc.	186,953

Wireless Telecommunication Services - 0.5%
9,420	Vodafone Group PLC, Sponsored ADR	198,856

	TOTAL TELECOMMUNICATION SERVICES	385,809

	TOTAL COMMON STOCKS (Cost - $21,990,505)	24,114,922

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.1%
U.S. Government Agency Obligations - 13.0%
$2,240,000	Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 9/15/07	2,197,274
	Federal National Mortgage Association (FNMA):
550,000	3.800% due 1/18/08	539,813
2,250,000	3.375% due 12/15/08	2,167,900

	Total U.S. Government Agency Obligations	4,904,987

U.S. Government Obligations - 16.1%
	U.S. Treasury Notes:
550,000	4.625% due 5/15/06	550,301
550,000	5.500% due 5/15/09	566,930
600,000	3.375% due 9/15/09	577,876
1,750,000	4.000% due 4/15/10	1,716,437
820,000	5.000% due 2/15/11	838,963
1,135,000	4.250% due 8/15/14	1,111,636
	Inflation Indexed:
255,613	0.875% due 4/15/10	245,059
498,071	2.000% due 7/15/14	499,102

	Total U.S. Government Obligations	6,106,304

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,155,459)	11,011,291

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $33,145,964)	35,126,213

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 6.9%
Repurchase Agreement - 6.9%
$2,634,000	Interest in $175,503,000 joint tri-party repurchase agreement dated 1/31/06 with Barclays Capital Inc., 4.380% due 2/1/06; Proceeds at maturity - $2,634,320; (Fully collateralized by U.S. Treasury obligations, 0.000% due 2/15/14; Market value - $2,713,020) (Cost - $2,634,000)	$2,634,000

	TOTAL INVESTMENTS - 99.7% (Cost - $35,779,964#)	37,760,213
	Other Assets in Excess of Liabilities - 0.3%	107,656

	TOTAL NET ASSETS - 100.0%	$37,867,869

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - Balanced All Cap Growth and Value Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,656,343
Gross unrealized depreciation	(676,094)

Net unrealized appreciation	$1,980,249

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 3, 2006